Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Statutory reserves [Member]	Retained earnings [Member]	Accumulated other comprehensive income/(loss) [Member]	Non-controlling interest [Member]	Total
Beginning balance, number of shares (in shares) at Dec. 31, 2015	107,069
Beginning balance, amount at Dec. 31, 2015	$ 1,071	$ 111,719	$ (35,323)	$ 6,746	$ 951,367	$ (6,101)	$ 29,770	$ 1,059,249
Issuance of ordinary shares upon vesting and settlement of restricted share units and share options, number of shares (in shares)	412
Issuance of ordinary shares upon vesting and settlement of restricted share units and share options, amount	$ 4	(2)	0	0	0	0	0	2
Share-based compensation	0	8,331	0	0	0	0	71	8,402
Foreign currency translation adjustment	0	0	0	0	0	(66,325)	4	(66,321)
Net income/(loss) attributable to Changyou.com Limited and non-controlling interest shareholders	0	0	0	0	144,947	0	2,123	147,070
Changes in statutory reserve	0	0	0	315	(315)	0	0	0
Contribution from non-controlling interest shareholder	0	1,333	0	0	0	0	(1,333)	0
Disposal of non-controlling interest	$ 0	0	0	0	0	0	(238)	(238)
Ending balance, number of shares (in shares) at Dec. 31, 2016	107,481
Ending balance, amount at Dec. 31, 2016	$ 1,075	121,381	(35,323)	7,061	1,095,999	(72,426)	30,397	1,148,164
Issuance of ordinary shares upon vesting and settlement of restricted share units and share options, number of shares (in shares)	685
Issuance of ordinary shares upon vesting and settlement of restricted share units and share options, amount	$ 7	0	0	0	0	0	0	7
Share-based compensation	0	17,369	0	0	0	0	24	17,393
Foreign currency translation adjustment	0	0	0	0	0	68,028	0	68,028
Net income/(loss) attributable to Changyou.com Limited and non-controlling interest shareholders	0	0	0	0	108,834	0	(26,995)	81,839
Changes in statutory reserve	0	0	0	7,216	(7,216)	0	0	0
Organization of subsidiaries	0	0	0	0	0	0	6	6
Disposal of non-controlling interest	$ 0	0	0	0	0	0	(80)	(80)
Ending balance, number of shares (in shares) at Dec. 31, 2017	108,166
Ending balance, amount at Dec. 31, 2017	$ 1,082	138,750	(35,323)	14,277	1,197,617	(4,398)	3,352	1,315,357
Issuance of ordinary shares upon vesting and settlement of share options, number of shares (in shares)	1,065
Issuance of ordinary shares upon vesting and settlement of share options, amount	$ 11	0	0	0	0	0	0	11
Share-based compensation	0	(6,461)	0	0	0	0	0	(6,461)
Foreign currency translation adjustment	0	0	0	0	0	(60,466)	0	(60,466)
Net income/(loss) attributable to Changyou.com Limited and non-controlling interest shareholders	0	0	0	0	84,332	0	(407)	83,925
Changes in statutory reserve	0	0	0	6,291	(6,291)	0	0	0
Organization of subsidiaries	0	0	0	0	0	0	1,080	1,080
Special cash dividends	0	0	0	0	(499,686)	0	0	(499,686)
Disposal of non-controlling interest	$ 0	0	0	0	0	0	(2,116)	(2,116)
Ending balance, number of shares (in shares) at Dec. 31, 2018	109,231
Ending balance, amount at Dec. 31, 2018	$ 1,093	$ 132,289	$ (35,323)	$ 20,568	$ 775,972	$ (64,864)	$ 1,909	$ 831,644